Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements And Disclosure
NOTE 13. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework in ASC 820, “Fair Value Measurement,” provides a three-tiered fair value hierarchy based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant unobservable inputs.

The level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Our valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2019.
Long-Term Debt and Other Financial Instruments
The carrying amounts and estimated fair values of our long-term debt, including current maturities, and other financial instruments, are summarized as follows:

	December 31, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Notes and debentures[1]	$155,209	$187,224	$161,109	$182,124
Bank borrowings	—	—	4	4
Investment securities[2]	3,249	3,249	3,723	3,723
[1]Includes credit agreement borrowings.
[2]Excludes investments accounted for under the equity method.

The carrying amount of debt with an original maturity of less than one year approximates fair value. The fair value measurements used for notes and debentures are considered Level 2 and are determined using various methods, including quoted prices for identical or similar securities in both active and inactive markets.

Following is the fair value leveling for investment securities that are measured at fair value and derivatives as of December 31, 2020, and December 31, 2019. Derivatives designated as hedging instruments are reflected as “Other assets,” “Other noncurrent liabilities,” “Other current assets” and “Accounts payable and accrued liabilities” on our consolidated balance sheets.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,010	$—	$—	$1,010
International equities	180	—	—	180
Fixed income equities	236	—	—	236
Available-for-Sale Debt Securities	—	1,479	—	1,479
Asset Derivatives
Cross-currency swaps	—	1,721	—	1,721
Foreign exchange contracts	—	6	—	6
Liability Derivatives
Cross-currency swaps	—	(1,814)	—	(1,814)
Foreign exchange contracts	—	(9)	—	(9)

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$844	$—	$—	$844
International equities	183	—	—	183
Fixed income equities	229	—	—	229
Available-for-Sale Debt Securities	—	1,444	—	1,444
Asset Derivatives
Interest rate swaps	—	2	—	2
Cross-currency swaps	—	172	—	172
Interest rate locks	—	11	—	11
Foreign exchange contracts	—	89	—	89
Liability Derivatives
Cross-currency swaps	—	(3,187)	—	(3,187)
Interest rate locks	—	(95)	—	(95)
Investment Securities
Our investment securities include both equity and debt securities that are measured at fair value, as well as equity securities without readily determinable fair values. A substantial portion of the fair values of our investment securities is estimated based on quoted market prices. Investments in equity securities not traded on a national securities exchange are valued at cost, less any impairment, and adjusted for changes resulting from observable, orderly transactions for identical or similar securities. Investments in debt securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.

The components comprising total gains and losses in the period on equity securities are as follows:

For the years ended December 31,	2020	2019	2018
Total gains (losses) recognized on equity securities	$171	$301	$(130)
Gains (losses) recognized on equity securities sold	(25)	100	(10)
Unrealized gains (losses) recognized on equity securities held at end of period	$196	$201	$(120)

At December 31, 2020, available-for-sale debt securities totaling $1,479 have maturities as follows - less than one year: $29; one to three years: $159; three to five years: $179; five or more years: $1,112.

Our cash equivalents (money market securities), short-term investments (certificate and time deposits) and nonrefundable customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values. Short-term investments and nonrefundable customer deposits are recorded in “Other current assets” and our investment securities are recorded in “Other Assets” on the consolidated balance sheets.

Derivative Financial Instruments
We enter into derivative transactions to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

Fair Value Hedging Periodically, we enter into and designate fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount.

We also designate some of our foreign exchange contracts as fair value hedges. The purpose of these contracts is to hedge currency risk associated with foreign-currency-denominated operating assets and liabilities.

Unrealized and realized gains or losses from fair value hedges impact the same category on the consolidated statements of income as the item being hedged. Unrealized gains on derivatives designated as fair value hedges are recorded at fair market value as assets, and unrealized losses are recorded at fair market value as liabilities. Changes in the fair value of derivative instruments designated as fair value hedges are offset against the change in fair value of the hedged assets or liabilities through earnings. In the year ended December 31, 2020 and 2019, no ineffectiveness was measured on fair value hedges.

Cash Flow Hedging We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from our foreign-denominated debt. These agreements include initial and final exchanges of principal from fixed foreign currency denominated amounts to fixed U.S. dollar denominated amounts, to be exchanged at a specified rate that is usually determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed or floating foreign currency-denominated interest rate to a fixed U.S. dollar denominated interest rate.

We also designate some of our foreign exchange contracts as cash flow hedges. The purpose of these contracts is to hedge certain forecasted film production costs and film tax incentives denominated in foreign currencies.
Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses are recorded at fair value as liabilities. For derivative instruments designated as cash flow hedges, changes in fair value are reported as a component of accumulated OCI and are reclassified into the consolidated statements of income in the same period the hedged transaction affects earnings.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt. Over the next 12 months, we expect to reclassify $92 from accumulated OCI to “Interest expense” due to the amortization of net losses on historical interest rate locks.

We settled all interest rate locks in May 2020 in conjunction with the issuance of fixed rate debt obligations that the interest rate locks were hedging and paid $731 that was largely offset by the return of collateral at the time of settlement. Cash flows from the interest rate lock settlements and return of collateral were reported as financing activities in our statement of cash flows, consistent with our accounting policy for these instruments.

Net Investment Hedging We have designated €1,450 million aggregate principal amount of debt as a hedge of the variability of some of the Euro-denominated net investments of our subsidiaries. The gain or loss on the debt that is designated as, and is effective as, an economic hedge of the net investment in a foreign operation is recorded as a currency translation adjustment within accumulated OCI, net on the consolidated balance sheets. Net losses on net investment hedges recognized in accumulated OCI for 2020 were $147.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2020, we had posted collateral of $53 (a deposit asset) and held collateral of $694 (a receipt liability). Under the agreements, if AT&T’s credit rating had been downgraded one rating level by Fitch Ratings, before the final collateral exchange in December, we would have been required to post additional collateral of $33. If AT&T’s credit rating had been downgraded four ratings levels by Fitch Ratings, two levels by S&P, and two levels by Moody’s, we would have been required to post additional collateral of $676. If DIRECTV Holdings LLC’s credit rating had been downgraded below BBB- by S&P, we would have been required to post additional collateral of $134. At December 31, 2019, we had posted collateral of $204 (a deposit asset) and held collateral of $44 (a receipt liability). We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) exists, against the fair value of the derivative instruments.

Following are the notional amounts of our outstanding derivative positions at December 31:

	2020	2019
Interest rate swaps	$—	$853
Cross-currency swaps	40,745	42,325
Interest rate locks	—	3,500
Foreign exchange contracts	90	269
Total	$40,835	$46,947

Following are the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2020	2019	2018
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(6)	$58	$(12)
Gain (Loss) on long-term debt	6	(58)	12
In addition, the net swap settlements that accrued and settled in the periods above were offset against “Interest expense.”

Cash Flow Hedging Relationships
For the years ended December 31,	2020	2019	2018
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(378)	$(1,066)	$(825)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	3	10	51
Other income (expense) - net reclassified from accumulated OCI into income	(3)	6	39
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(648)	(84)	—
Interest income (expense) reclassified from accumulated OCI into income	(84)	(63)	(58)

Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, impairment indicators may subject goodwill, long-lived assets and film costs to nonrecurring fair value measurements. The implied fair values of the video and Vrio businesses were estimated using both the discounted cash flow as well as market multiple approaches. The fair values of long-lived assets in the video business were determined using a present value approach of probability-weighted expected cash flows. The fair values of film productions were estimated using a discounted cash flow approach. The inputs to all of these approaches are considered Level 3.
Goodwill amounts related to the Video and Vrio reporting units were fully impaired. At December 31, 2020, nonrecurring fair value measurements in our Video business unit totaled $9,744 and were comprised of $5,873 for orbital slots, $1,613 for customer lists and $2,258 for property, plant and equipment (see Notes 7 and 9). Nonrecurring fair value measurements for film costs within our Warner Bros. business unit totaled $844 (see Note 11). There were no nonrecurring fair value measurements at December 31, 2019.